Revenue - Disclosure of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Contract revenue	$ 2,090	$ 9,979	$ 8,341
Grant revenue	13,528	7,409	3,427
Total revenue	$ 15,618	$ 17,388	$ 11,768